Share-Based Compensation Plan - Shares Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total number of share awards
Beginning balance (in shares)	8,210	6,936
Granted (in shares)	4,067	5,492
Added by performance factor (in shares)	669
Vested and converted to common shares (in shares)	(3,013)	(2,922)
Forfeited (in shares)	(459)	(1,296)
Ending balance (in shares)	9,474	8,210
Minimum
Total number of share awards
Payout multiplier	0.00%
Maximum
Total number of share awards
Payout multiplier	200.00%
Restricted awards
Total number of share awards
Beginning balance (in shares)	4,122	3,801
Granted (in shares)	0	2,239
Added by performance factor (in shares)	0
Vested and converted to common shares (in shares)	(1,861)	(1,730)
Forfeited (in shares)	(168)	(188)
Ending balance (in shares)	2,093	4,122
Performance awards
Total number of share awards
Beginning balance (in shares)	4,088	3,135
Granted (in shares)	4,067	3,253
Added by performance factor (in shares)	669
Vested and converted to common shares (in shares)	(1,152)	(1,192)
Forfeited (in shares)	(291)	(1,108)
Ending balance (in shares)	7,381	4,088